Credit Risk - Disclosure of measurement uncertainty - ECL under 100% weighted scenarios for modelled portfolios (Details) £ in Millions	Jun. 30, 2026 GBP (£)	Dec. 31, 2025 GBP (£)
Impairment allowance
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (5,969)	£ (5,727)
Impairment allowance | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(4,328)	(4,358)
Impairment allowance | ECL from individually assessed impairments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(882)	(672)
Impairment allowance | ECL from non-modelled exposures and others
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(452)	(542)
Impairment allowance | ECL from non-modelled exposures and others | Tesco Personal Finance PLC
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(430)	(400)
Impairment allowance | ECL from debt securities at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(20)	(22)
Impairment allowance | ECL from held for sale assets (AA portfolio)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		235
Impairment allowance | ECL from post model management adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(287)	(368)
Impairment allowance | ECL from economic uncertainty adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(74)	(114)
Loans and advances | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 371,301	£ 361,523
Coverage ratio	0.015	0.014
Loans and advances | Financial assets at amortised cost | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 336,829	£ 327,688
Coverage ratio	0.003	0.003
Loans and advances | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 29,653	£ 28,956
Coverage ratio	0.055	0.056
Loans and advances | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 376,817	£ 366,812
Loans and advances | Gross exposure | Financial assets at amortised cost | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	337,729	328,579
Loans and advances | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	31,394	30,664
Loans and advances | Impairment allowance | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(4,300)	(4,300)
Loans and advances | Impairment allowance | ECL from individually assessed impairments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(900)	(700)
Loans and advances | Impairment allowance | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(5,516)	(5,289)
Loans and advances | Impairment allowance | Financial assets at amortised cost | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(900)	(891)
Loans and advances | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,741)	(1,708)
Retail mortgages | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 181,542	£ 177,333
Coverage ratio	0.001	0.001
Retail mortgages | Financial assets at amortised cost | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 165,613	£ 161,637
Coverage ratio	0	0
Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 14,079	£ 13,813
Coverage ratio	0.001	0.001
Retail mortgages | Gross exposure
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 181,669	£ 177,450
Retail mortgages | Gross exposure | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	165,632	161,654
Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	14,100	13,829
Retail mortgages | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	181,669	177,450
Retail mortgages | Gross exposure | Financial assets at amortised cost | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	165,632	161,654
Retail mortgages | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	14,100	13,829
Retail mortgages | Impairment allowance
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(127)	(117)
Retail mortgages | Impairment allowance | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(19)	(17)
Retail mortgages | Impairment allowance | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(21)	(16)
Retail mortgages | Impairment allowance | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(127)	(117)
Retail mortgages | Impairment allowance | Financial assets at amortised cost | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(19)	(17)
Retail mortgages | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(21)	(16)
Retail credit cards | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 37,667	£ 36,952
Coverage ratio	0.084	0.083
Retail credit cards | Financial assets at amortised cost | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 33,526	£ 33,157
Coverage ratio	0.017	0.017
Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 3,650	£ 3,285
Coverage ratio	0.250	0.267
Retail credit cards | Gross exposure
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 41,103	£ 40,281
Retail credit cards | Gross exposure | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	34,108	33,723
Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,865	4,479
Retail credit cards | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	41,103	40,281
Retail credit cards | Gross exposure | Financial assets at amortised cost | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	34,108	33,723
Retail credit cards | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,865	4,479
Retail credit cards | Impairment allowance
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(3,436)	(3,329)
Retail credit cards | Impairment allowance | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(582)	(566)
Retail credit cards | Impairment allowance | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,215)	(1,194)
Retail credit cards | Impairment allowance | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(3,436)	(3,329)
Retail credit cards | Impairment allowance | Financial assets at amortised cost | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(582)	(566)
Retail credit cards | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,215)	(1,194)
Retail other | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 14,235	£ 13,914
Coverage ratio	0.036	0.036
Retail other | Financial assets at amortised cost | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 12,187	£ 12,248
Coverage ratio	0.009	0.008
Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,851	£ 1,535
Coverage ratio	0.093	0.107
Retail other | Gross exposure
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 14,771	£ 14,431
Retail other | Gross exposure | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	12,297	12,349
Retail other | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,041	1,718
Retail other | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	14,771	14,431
Retail other | Gross exposure | Financial assets at amortised cost | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	12,297	12,349
Retail other | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,041	1,718
Retail other | Impairment allowance
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(536)	(517)
Retail other | Impairment allowance | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(110)	(101)
Retail other | Impairment allowance | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(190)	(183)
Retail other | Impairment allowance | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(536)	(517)
Retail other | Impairment allowance | Financial assets at amortised cost | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(110)	(101)
Retail other | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(190)	(183)
Corporate loans | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 137,857	£ 133,324
Coverage ratio	0.010	0.010
Corporate loans | Financial assets at amortised cost | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 125,503	£ 120,646
Coverage ratio	0.002	0.002
Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 10,073	£ 10,323
Coverage ratio	0.030	0.030
Corporate loans | Gross exposure
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 139,274	£ 134,650
Corporate loans | Gross exposure | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	125,692	120,853
Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	10,388	10,638
Corporate loans | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	139,274	134,650
Corporate loans | Gross exposure | Financial assets at amortised cost | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	125,692	120,853
Corporate loans | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	10,388	10,638
Corporate loans | Impairment allowance
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,417)	(1,326)
Corporate loans | Impairment allowance | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(189)	(207)
Corporate loans | Impairment allowance | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(315)	(315)
Corporate loans | Impairment allowance | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,417)	(1,326)
Corporate loans | Impairment allowance | Financial assets at amortised cost | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(189)	(207)
Corporate loans | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(315)	(315)
Weighted | Loans and advances | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (4,328)	£ (4,358)
Weighted | Retail mortgages | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0	0
Weighted | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.002	0.001
Weighted | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.027	0.027
Weighted | Retail mortgages | Gross exposure | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 156,076	£ 149,004
Weighted | Retail mortgages | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	13,985	13,586
Weighted | Retail mortgages | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,617	1,621
Weighted | Retail mortgages | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(81)	(62)
Weighted | Retail mortgages | Impairment allowance | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(12)	(3)
Weighted | Retail mortgages | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(25)	(16)
Weighted | Retail mortgages | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (44)	£ (43)
Weighted | Retail credit cards | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.009	0.009
Weighted | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.217	0.223
Weighted | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.737	0.738
Weighted | Retail credit cards | Gross exposure | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 61,160	£ 61,320
Weighted | Retail credit cards | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	5,004	5,307
Weighted | Retail credit cards | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,229	2,158
Weighted | Retail credit cards | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(3,290)	(3,336)
Weighted | Retail credit cards | Impairment allowance | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(563)	(561)
Weighted | Retail credit cards | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,085)	(1,183)
Weighted | Retail credit cards | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (1,642)	£ (1,592)
Weighted | Retail other | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.003	0.005
Weighted | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.050	0.070
Weighted | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.362	0.617
Weighted | Retail other | Gross exposure | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 13,173	£ 6,260
Weighted | Retail other | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,692	1,164
Weighted | Retail other | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	185	128
Weighted | Retail other | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(189)	(192)
Weighted | Retail other | Impairment allowance | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(38)	(32)
Weighted | Retail other | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(84)	(81)
Weighted | Retail other | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (67)	£ (79)
Weighted | Corporate loans | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.001	0.001
Weighted | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.024	0.026
Weighted | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.018	0.016
Weighted | Corporate loans | Gross exposure | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 235,090	£ 220,292
Weighted | Corporate loans | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	19,210	18,172
Weighted | Corporate loans | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,658	3,650
Weighted | Corporate loans | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(768)	(768)
Weighted | Corporate loans | Impairment allowance | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(249)	(231)
Weighted | Corporate loans | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(453)	(477)
Weighted | Corporate loans | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(66)	(60)
Upside 2 | Loans and advances | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (3,963)	£ (4,023)
Upside 2 | Retail mortgages | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0	0
Upside 2 | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.001	0.001
Upside 2 | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.019	0.020
Upside 2 | Retail mortgages | Gross exposure | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 158,653	£ 151,314
Upside 2 | Retail mortgages | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	11,408	11,276
Upside 2 | Retail mortgages | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,617	1,621
Upside 2 | Retail mortgages | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(42)	(39)
Upside 2 | Retail mortgages | Impairment allowance | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(4)	(1)
Upside 2 | Retail mortgages | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(7)	(6)
Upside 2 | Retail mortgages | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (31)	£ (32)
Upside 2 | Retail credit cards | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.008	0.009
Upside 2 | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.213	0.214
Upside 2 | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.716	0.717
Upside 2 | Retail credit cards | Gross exposure | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 60,777	£ 61,096
Upside 2 | Retail credit cards | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,748	5,133
Upside 2 | Retail credit cards | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,229	2,158
Upside 2 | Retail credit cards | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(3,114)	(3,170)
Upside 2 | Retail credit cards | Impairment allowance | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(508)	(523)
Upside 2 | Retail credit cards | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,010)	(1,099)
Upside 2 | Retail credit cards | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (1,596)	£ (1,548)
Upside 2 | Retail other | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.003	0.005
Upside 2 | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.047	0.064
Upside 2 | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.357	0.594
Upside 2 | Retail other | Gross exposure | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 13,298	£ 6,378
Upside 2 | Retail other | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,567	1,046
Upside 2 | Retail other | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	185	128
Upside 2 | Retail other | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(174)	(173)
Upside 2 | Retail other | Impairment allowance | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(35)	(30)
Upside 2 | Retail other | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(73)	(67)
Upside 2 | Retail other | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (66)	£ (76)
Upside 2 | Corporate loans | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.001	0.001
Upside 2 | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.021	0.024
Upside 2 | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.017	0.016
Upside 2 | Corporate loans | Gross exposure | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 236,716	£ 222,057
Upside 2 | Corporate loans | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	17,431	16,264
Upside 2 | Corporate loans | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,658	3,650
Upside 2 | Corporate loans | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(633)	(641)
Upside 2 | Corporate loans | Impairment allowance | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(212)	(201)
Upside 2 | Corporate loans | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(359)	(383)
Upside 2 | Corporate loans | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(62)	(57)
Upside 1 | Loans and advances | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (4,094)	£ (4,161)
Upside 1 | Retail mortgages | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0	0
Upside 1 | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.001	0.001
Upside 1 | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.021	0.022
Upside 1 | Retail mortgages | Gross exposure | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 157,553	£ 150,144
Upside 1 | Retail mortgages | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	12,509	12,446
Upside 1 | Retail mortgages | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,617	1,621
Upside 1 | Retail mortgages | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(50)	(45)
Upside 1 | Retail mortgages | Impairment allowance | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(5)	(2)
Upside 1 | Retail mortgages | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(11)	(8)
Upside 1 | Retail mortgages | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (34)	£ (35)
Upside 1 | Retail credit cards | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.009	0.009
Upside 1 | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.211	0.218
Upside 1 | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.727	0.729
Upside 1 | Retail credit cards | Gross exposure | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 60,899	£ 61,204
Upside 1 | Retail credit cards | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,925	5,224
Upside 1 | Retail credit cards | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,229	2,158
Upside 1 | Retail credit cards | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(3,187)	(3,252)
Upside 1 | Retail credit cards | Impairment allowance | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(526)	(541)
Upside 1 | Retail credit cards | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,040)	(1,138)
Upside 1 | Retail credit cards | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (1,621)	£ (1,573)
Upside 1 | Retail other | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.003	0.005
Upside 1 | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.048	0.066
Upside 1 | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.357	0.602
Upside 1 | Retail other | Gross exposure | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 13,243	£ 6,326
Upside 1 | Retail other | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,622	1,098
Upside 1 | Retail other | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	185	128
Upside 1 | Retail other | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(180)	(180)
Upside 1 | Retail other | Impairment allowance | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(36)	(31)
Upside 1 | Retail other | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(78)	(72)
Upside 1 | Retail other | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (66)	£ (77)
Upside 1 | Corporate loans | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.001	0.001
Upside 1 | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.022	0.024
Upside 1 | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.017	0.016
Upside 1 | Corporate loans | Gross exposure | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 236,161	£ 221,337
Upside 1 | Corporate loans | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	18,046	17,037
Upside 1 | Corporate loans | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,658	3,650
Upside 1 | Corporate loans | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(677)	(684)
Upside 1 | Corporate loans | Impairment allowance | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(224)	(212)
Upside 1 | Corporate loans | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(390)	(415)
Upside 1 | Corporate loans | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(63)	(57)
Baseline | Loans and advances | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (4,240)	£ (4,302)
Baseline | Retail mortgages | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0	0
Baseline | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.001	0.001
Baseline | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.024	0.023
Baseline | Retail mortgages | Gross exposure | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 156,010	£ 148,760
Baseline | Retail mortgages | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	14,051	13,830
Baseline | Retail mortgages | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,617	1,621
Baseline | Retail mortgages | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(63)	(51)
Baseline | Retail mortgages | Impairment allowance | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(8)	(2)
Baseline | Retail mortgages | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(17)	(11)
Baseline | Retail mortgages | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (38)	£ (38)
Baseline | Retail credit cards | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.009	0.009
Baseline | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.215	0.222
Baseline | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.738	0.740
Baseline | Retail credit cards | Gross exposure | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 61,019	£ 61,325
Baseline | Retail credit cards | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,985	5,301
Baseline | Retail credit cards | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,229	2,158
Baseline | Retail credit cards | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(3,261)	(3,332)
Baseline | Retail credit cards | Impairment allowance | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(545)	(561)
Baseline | Retail credit cards | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,071)	(1,175)
Baseline | Retail credit cards | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (1,645)	£ (1,596)
Baseline | Retail other | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.003	0.005
Baseline | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.049	0.067
Baseline | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.362	0.602
Baseline | Retail other | Gross exposure | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 13,176	£ 6,268
Baseline | Retail other | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,689	1,156
Baseline | Retail other | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	185	128
Baseline | Retail other | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(188)	(185)
Baseline | Retail other | Impairment allowance | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(38)	(31)
Baseline | Retail other | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(83)	(77)
Baseline | Retail other | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (67)	£ (77)
Baseline | Corporate loans | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.001	0.001
Baseline | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.023	0.025
Baseline | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.017	0.016
Baseline | Corporate loans | Gross exposure | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 235,455	£ 220,646
Baseline | Corporate loans | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	18,866	17,836
Baseline | Corporate loans | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,658	3,650
Baseline | Corporate loans | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(728)	(734)
Baseline | Corporate loans | Impairment allowance | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(236)	(221)
Baseline | Corporate loans | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(428)	(454)
Baseline | Corporate loans | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(64)	(59)
Downside 1 | Loans and advances | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (4,800)	£ (4,765)
Downside 1 | Retail mortgages | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0	0
Downside 1 | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.003	0.002
Downside 1 | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.038	0.036
Downside 1 | Retail mortgages | Gross exposure | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 152,793	£ 146,786
Downside 1 | Retail mortgages | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	17,268	15,804
Downside 1 | Retail mortgages | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,617	1,621
Downside 1 | Retail mortgages | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(136)	(98)
Downside 1 | Retail mortgages | Impairment allowance | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(23)	(6)
Downside 1 | Retail mortgages | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(51)	(33)
Downside 1 | Retail mortgages | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (62)	£ (59)
Downside 1 | Retail credit cards | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.010	0.010
Downside 1 | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.229	0.233
Downside 1 | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.756	0.756
Downside 1 | Retail credit cards | Gross exposure | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 61,810	£ 61,569
Downside 1 | Retail credit cards | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	5,165	5,478
Downside 1 | Retail credit cards | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,229	2,158
Downside 1 | Retail credit cards | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(3,513)	(3,508)
Downside 1 | Retail credit cards | Impairment allowance | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(643)	(599)
Downside 1 | Retail credit cards | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,184)	(1,277)
Downside 1 | Retail credit cards | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (1,686)	£ (1,632)
Downside 1 | Retail other | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.003	0.006
Downside 1 | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.053	0.077
Downside 1 | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.368	0.625
Downside 1 | Retail other | Gross exposure | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 13,019	£ 6,106
Downside 1 | Retail other | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,846	1,318
Downside 1 | Retail other | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	185	128
Downside 1 | Retail other | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(204)	(217)
Downside 1 | Retail other | Impairment allowance | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(39)	(35)
Downside 1 | Retail other | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(97)	(102)
Downside 1 | Retail other | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (68)	£ (80)
Downside 1 | Corporate loans | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.001	0.001
Downside 1 | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.027	0.030
Downside 1 | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.020	0.018
Downside 1 | Corporate loans | Gross exposure | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 233,473	£ 218,634
Downside 1 | Corporate loans | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	20,974	19,979
Downside 1 | Corporate loans | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,658	3,650
Downside 1 | Corporate loans | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(947)	(942)
Downside 1 | Corporate loans | Impairment allowance | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(299)	(274)
Downside 1 | Corporate loans | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(576)	(604)
Downside 1 | Corporate loans | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(72)	(64)
Downside 2 | Loans and advances | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (5,666)	£ (5,443)
Downside 2 | Retail mortgages | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0	0
Downside 2 | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.006	0.004
Downside 2 | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.065	0.060
Downside 2 | Retail mortgages | Gross exposure | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 148,752	£ 144,360
Downside 2 | Retail mortgages | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	21,309	18,230
Downside 2 | Retail mortgages | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,617	1,621
Downside 2 | Retail mortgages | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(294)	(190)
Downside 2 | Retail mortgages | Impairment allowance | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(58)	(13)
Downside 2 | Retail mortgages | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(131)	(79)
Downside 2 | Retail mortgages | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (105)	£ (98)
Downside 2 | Retail credit cards | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.012	0.010
Downside 2 | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.246	0.246
Downside 2 | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.772	0.771
Downside 2 | Retail credit cards | Gross exposure | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 62,521	£ 61,724
Downside 2 | Retail credit cards | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	5,448	5,759
Downside 2 | Retail credit cards | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,229	2,158
Downside 2 | Retail credit cards | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(3,821)	(3,715)
Downside 2 | Retail credit cards | Impairment allowance | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(761)	(637)
Downside 2 | Retail credit cards | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,339)	(1,415)
Downside 2 | Retail credit cards | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (1,721)	£ (1,663)
Downside 2 | Retail other | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.003	0.006
Downside 2 | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.056	0.090
Downside 2 | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.373	0.680
Downside 2 | Retail other | Gross exposure | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 12,846	£ 5,927
Downside 2 | Retail other | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,019	1,497
Downside 2 | Retail other | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	185	128
Downside 2 | Retail other | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(225)	(259)
Downside 2 | Retail other | Impairment allowance | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(43)	(38)
Downside 2 | Retail other | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(113)	(134)
Downside 2 | Retail other | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (69)	£ (87)
Downside 2 | Corporate loans | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.002	0.002
Downside 2 | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.033	0.035
Downside 2 | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.022	0.019
Downside 2 | Corporate loans | Gross exposure | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 228,609	£ 213,827
Downside 2 | Corporate loans | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	25,984	24,927
Downside 2 | Corporate loans | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,658	3,650
Downside 2 | Corporate loans | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,326)	(1,279)
Downside 2 | Corporate loans | Impairment allowance | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(379)	(329)
Downside 2 | Corporate loans | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(867)	(879)
Downside 2 | Corporate loans | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (80)	£ (71)